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                    PROSPECTUS SUPPLEMENT -- OCTOBER 11, 2010

Fund (prospectus effective date)                                             Prospectus Form #
Columbia Retirement Plus 2045 Fund (9/27/10)                                     S-6578-99


The ticker symbol on the cover of the prospectus for the Fund is superseded and replaced as follows:

                                                                             CLASS   TICKER SYMBOL
Columbia Retirement Plus 2045 Fund (formerly known as RiverSource              C         CRFCX
  Retirement Plus 2045 Fund)



Valid until next update.

S-6578-1 A (10/10)